DISPOSITION OF SUBSIDIARY BUSINESS, AEG - Additional Information (Details) - CAD ($)		12 Months Ended
	Feb. 14, 2020	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of discontinued operations		$ 12,100,000
AEG
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal		$ 8,030,000
Consideration for disposal	$ 13,350,000
Proceeds from sale of discontinued operations	12,100,000
Consideration receivable pursuant to a non-interest bearing promissory note	$ 1,250,000
Interest rate	5.00%